DISCONTINUED OPERATIONS - RESULTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Revenue		$ 1,921,311		$ 1,757,498		$ 1,949,883
Other income	[1]	16,437		5,880
Operating expenses:
Service expense		74,899		65,598
Employee benefits expenses		1,429,076		1,309,901
Depreciation expense		49,226		46,448		51,430
Amortisation expense		55,195		50,916		50,077
Increase (decrease) in other provisions		(627)		(1,902)
Other expenses, by nature		236,648		214,015
Profit (loss) from operating activities		92,449		116,346
Finance costs		78,145	[1]	59,151	[1]	75,682
Foreign exchange gain (loss)		(23,427)	[1]	(56,494)	[1]	(3,979)
Finance income (cost)		(93,484)		(107,782)
Profit (loss) before tax		(1,035)		8,564
Profit (loss)		(13,568)		151		49,148
Profit (loss) from discontinued operations	[2]	0	[3]	(3,206)	[3]	(3,082)	[4]
Cash flows from (used in) operating activities		114,452		141,946		36,978
Cash flows from (used in) investing activities		(90,943)		(75,076)		(67,195)
Cash flows from (used in) financing activities		(84,348)		(62,695)		36,638
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		(60,839)		4,175		6,421
Effect of exchange rate changes on cash and cash equivalents		8,566		5,840		(33,841)
Cash and cash equivalents at beginning of year		194,035		184,020		211,440
Cash and cash equivalents at end of year		$ 141,762		$ 194,035		$ 184,020

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[2]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[3]	(**) Discontinued operations did not generate any income tax expense.
[4]	(*) E xclude discontinued operations – Mo roc c o.